Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Taxes Payable [Abstract]
Income tax payable	$ 6,550,713	$ 5,763,945
Value added tax payable	2,973,549	2,024,902
Business tax payable	856,220	878,133
Other taxes payable	535,001	418,766
Total taxes payable	$ 10,915,483	$ 9,085,746